Schedule of Investments
March 31, 2024
(Unaudited)
Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–109.52%
Collateralized Mortgage Obligations–5.12%
Fannie Mae Grantor Trust, Series 1999-T2, Class A1, 7.50%, 01/19/2039(a)	$94,554	$94,993
Fannie Mae Interest STRIPS,
IO, 6.50%, 10/25/2024 to 02/25/2033(b)	869,938	111,637
7.00%, 02/25/2028(b)	133,298	9,772
8.00%, 05/25/2030(b)	203,819	29,946
7.50%, 01/25/2032(b)	59,943	5,390
6.00%, 02/25/2033 to 09/25/2035(b)(d)	1,161,849	155,416
5.50%, 11/25/2033 to 06/25/2035(b)	542,717	82,036
PO, 0.00%, 09/25/2032(c)	31,157	27,437
Fannie Mae REMICs,
4.00%, 07/25/2024 to 08/25/2047(b)	573,231	323,049
2.50%, 12/25/2025 to 08/25/2049(b)	20,156,699	2,743,928
5.50%, 12/25/2025 to 07/25/2046(b)	269,177	44,912
7.00%, 03/18/2027 to 05/25/2033(b)	334,255	169,186
6.50%, 10/25/2028 to 05/25/2033(b)	84,610	73,802
6.43% (30 Day Average SOFR + 1.11%), 12/25/2031 to 12/25/2032(e)	274,967	277,585
6.43% (30 Day Average SOFR + 1.11%), 03/18/2032 to 12/18/2032(e)	242,219	244,953
5.93% (30 Day Average SOFR + 0.61%), 08/25/2032 to 06/25/2046(e)	861,471	854,910
5.93% (30 Day Average SOFR + 0.61%), 10/18/2032(e)	26,381	26,237
5.83% (30 Day Average SOFR + 0.51%), 03/25/2033 to 03/25/2042(e)	159,192	157,221
5.77% (30 Day Average SOFR + 0.45%), 06/25/2035(e)	625,700	619,797
5.78% (30 Day Average SOFR + 0.46%), 08/25/2035 to 10/25/2035(e)	435,196	432,201
4.64% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(e)	112,769	130,620
4.27% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	70,161	75,505
4.27% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(e)	67,847	73,678
6.37% (30 Day Average SOFR + 1.05%), 06/25/2037(e)	522,101	526,764
	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
5.88% (30 Day Average SOFR + 0.56%), 08/25/2037(e)	$333,377	$327,929
6.61%, 06/25/2039(a)	265,470	273,091
5.00%, 04/25/2040	71,048	70,223
2.00%, 05/25/2044 to 03/25/2051(b)	6,203,202	886,283
IO, 3.00%, 10/25/2026 to 07/25/2045(b)	5,587,537	3,472,870
8.00%, 08/18/2027 to 09/18/2027(b)	94,140	7,118
0.75%, 10/25/2031(b)	2,493	37
1.27% (6.70% - (30 Day Average SOFR + 0.11%)), 10/25/2031 to 05/25/2035(b)(e)	484,936	32,769
2.47% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(b)(e)	60,952	5,472
2.47% (7.90% - (30 Day Average SOFR + 0.11%)), 12/18/2031(b)(e)	43,202	2,910
2.52% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(b)(e)	40,138	3,264
2.57% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032(b)(e)	94,780	8,584
2.67% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032 to 04/25/2032(b)(e)	128,706	12,434
1.57% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 08/25/2032(b)(e)	201,796	13,946
2.37% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(b)(e)	42,375	4,113
2.57% (8.00% - (30 Day Average SOFR + 0.11%)), 07/25/2032 to 09/25/2032(b)(e)	276,692	27,818
2.67% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(b)(e)	170,025	13,249
2.82% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(b)(e)	228,075	29,440
6.00%, 05/25/2033(b)	13,563	1,908
0.62% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(b)(e)	664,728	41,675
1.32% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035(b)(e)	36,837	2,361
1.17% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(b)(e)	135,963	7,223
3.50%, 08/25/2035 to 08/25/2042(b)	1,264,906	139,520
1.12% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(b)(e)	116,522	7,598

See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
0.72% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(b)(e)	$364,064	$37,918
4.50%, 02/25/2043(b)	275,449	36,788
0.47% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(b)(e)	1,532,307	122,499
0.00%, 02/25/2056(d)	4,012,896	147,648
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC03, Class X1, IO, 0.63%, 11/25/2024(d)	19,452,362	52,379
Series K051, Class X1, IO, 0.49%, 09/25/2025(d)	54,969,061	313,901
Series K734, Class X1, IO, 0.64%, 02/25/2026(d)	16,191,220	138,751
Series K735, Class X1, IO, 1.10%, 05/25/2026(d)	15,359,950	240,600
Series K093, Class X1, IO, 0.94%, 05/25/2029(d)	12,772,491	493,951
Series Q004, Class AFL, 5.83% (12 mo. MTA Rate + 0.74%), 05/25/2044(e)	317,992	318,002
Freddie Mac REMICs,
4.00%, 10/15/2024 to 03/15/2045(b)	171,203	107,964
3.50%, 11/15/2025 to 05/15/2032	432,607	418,797
3.00%, 07/15/2026 to 05/15/2040(b)	2,554,017	170,241
1.50%, 08/15/2027	5,999,305	5,595,060
6.95%, 03/15/2028	71,797	72,128
6.50%, 08/15/2028 to 03/15/2032	825,655	829,359
6.00%, 01/15/2029 to 04/15/2029	125,376	125,587
6.03% (30 Day Average SOFR + 0.71%), 01/15/2029 to 12/15/2032(e)	64,743	64,786
5.78% (30 Day Average SOFR + 0.46%), 02/15/2029(e)	65,093	64,707
6.33% (30 Day Average SOFR + 1.01%), 03/15/2029(e)	74,456	74,532
5.83% (30 Day Average SOFR + 0.51%), 06/15/2029 to 01/15/2033(e)	110,649	110,086
6.08% (30 Day Average SOFR + 0.76%), 07/15/2029(e)	18,051	18,040
8.00%, 03/15/2030	31,403	32,393
6.38% (30 Day Average SOFR + 1.06%), 08/15/2031(e)	64,496	65,184
5.93% (30 Day Average SOFR + 0.61%), 02/15/2032 to 03/15/2032(e)	194,727	193,690
6.43% (30 Day Average SOFR + 1.11%), 02/15/2032 to 03/15/2032(e)	133,130	134,424
5.98% (30 Day Average SOFR + 0.66%), 03/15/2032 to 10/15/2036(e)	444,863	441,460
4.83% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(e)	19,157	22,450
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
5.73% (30 Day Average SOFR + 0.41%), 03/15/2036(e)	$1,058,684	$1,042,717
5.88% (30 Day Average SOFR + 0.56%), 07/15/2037(e)	64,198	63,405
5.87% (30 Day Average SOFR + 0.61%), 03/15/2042(e)	88,338	88,674
IO, 2.22% (7.65% - (30 Day Average SOFR + 0.11%)), 07/15/2026(b)(e)	7,814	153
2.50%, 09/15/2027 to 09/25/2048(b)	9,590,616	1,764,078
3.27% (8.70% - (30 Day Average SOFR + 0.11%)), 07/17/2028(b)(e)	221	2
2.67% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029 to 09/15/2029(b)(e)	109,844	6,067
1.27% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(b)(e)	569,059	26,817
1.32% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(b)(e)	84,178	4,119
1.29% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(b)(e)	124,564	6,060
1.57% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(b)(e)	11,871	1,049
0.57% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(b)(e)	27,430	2,065
0.64% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(b)(e)	730,479	54,609
0.45%, 02/15/2039(d)	1,479,928	103,126
0.82% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(b)(e)	180,367	11,690
0.67% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(b)(e)	246,161	18,289
Freddie Mac Seasoned Loans Structured Transaction, Series 2019-1, Class A2, 3.50%, 05/25/2029	2,000,000	1,870,538
Freddie Mac STRIPS,
IO, 3.00%, 12/15/2027(b)	217,007	8,928
3.27%, 12/15/2027(d)	58,502	2,136
6.50%, 02/01/2028(b)	15,673	1,269
7.00%, 09/01/2029(b)	146,033	17,038
7.50%, 12/15/2029(b)	11,912	1,512
8.00%, 06/15/2031(b)	302,976	50,370
6.00%, 12/15/2032(b)	60,800	6,882
0.00%, 12/01/2031 to 03/01/2032(c)	167,707	146,913
5.93% (30 Day Average SOFR + 0.61%), 05/15/2036(e)	474,252	470,691
Freddie Mac Structured Pass-Through Ctfs., Series T-54, Class 2A, 6.50%, 02/25/2043	1,169,787	1,189,852
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac Whole Loan Securities Trust, Series 2015-SC02, Class 1A, 3.00%, 09/25/2045	$223,474	$193,697
		30,278,881
Federal Home Loan Mortgage Corp. (FHLMC)–27.78%
6.00%, 07/01/2024 to 10/01/2029	132,521	134,573
9.00%, 01/01/2025 to 05/01/2025	871	873
6.50%, 07/01/2028 to 04/01/2034	327,099	336,617
2.50%, 02/01/2031 to 04/01/2052	43,093,934	36,138,963
8.50%, 03/01/2031 to 08/01/2031	70,469	73,707
7.00%, 10/01/2031 to 10/01/2037	125,574	130,136
7.50%, 01/01/2032 to 08/01/2037	3,482,783	3,591,554
3.00%, 02/01/2032 to 05/01/2050	28,952,437	25,849,694
8.00%, 08/01/2032	47,855	49,572
5.50%, 12/01/2036 to 05/01/2053	29,528,314	29,521,353
5.00%, 01/01/2037 to 07/01/2052	8,509,426	8,375,255
4.50%, 05/01/2038 to 07/01/2052	15,694,142	15,167,007
5.35%, 07/01/2038 to 10/17/2038	983,937	986,374
5.45%, 11/25/2038	973,220	973,790
5.80%, 01/20/2039	416,928	413,405
4.00%, 06/01/2042 to 07/01/2049	15,975,019	15,141,385
3.50%, 09/01/2045 to 05/01/2050	16,647,345	15,195,815
2.00%, 01/01/2052	10,222,635	8,223,300
ARM, 3.59% (1 yr. U.S. Treasury Yield Curve Rate + 2.17%), 11/01/2048(e)	3,810,265	3,802,227
		164,105,600
Federal National Mortgage Association (FNMA)–43.03%
5.50%, 05/01/2024 to 04/01/2038	2,382,383	2,426,950
6.50%, 05/01/2024 to 11/01/2038	1,526,146	1,570,132
5.00%, 03/01/2025 to 01/01/2053	8,432,156	8,282,698
4.50%, 07/01/2025 to 07/01/2044	3,354,522	3,291,980
6.00%, 05/01/2026 to 10/01/2053	11,693,642	11,944,941
7.50%, 02/01/2027 to 08/01/2037	1,289,290	1,311,333
3.00%, 02/01/2029 to 01/01/2052	56,133,039	49,912,312
7.00%, 04/01/2029 to 01/01/2036	982,982	1,013,979
9.50%, 04/01/2030	1,381	1,384
5.63%, 08/01/2032	48,250	47,745
	Principal Amount	Value
Federal National Mortgage Association (FNMA)–(continued)
8.50%, 10/01/2032	$115,293	$121,309
8.00%, 04/01/2033	111,752	116,327
3.50%, 11/01/2034 to 05/01/2050	39,015,398	36,181,507
2.50%, 03/01/2035 to 11/01/2051	45,596,570	38,549,519
2.00%, 09/01/2035 to 03/01/2052	79,041,488	64,964,428
5.45%, 01/01/2038	229,715	228,196
4.00%, 02/01/2042 to 03/01/2050	32,347,474	30,662,905
ARM, 3.07% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.58%), 04/01/2045(e)	3,585,883	3,586,249
		254,213,894
Government National Mortgage Association (GNMA)–25.07%
3.00%, 12/16/2025 to 02/20/2050	2,630,571	2,336,789
6.50%, 04/15/2026 to 10/15/2028	12,948	13,232
7.00%, 12/15/2027 to 01/20/2030	111,889	112,379
6.00%, 06/15/2028 to 04/20/2029	44,246	45,147
7.50%, 06/15/2028 to 08/15/2028	80,011	80,106
8.00%, 09/15/2028	2,360	2,362
5.50%, 05/15/2033 to 10/15/2034	231,158	235,587
7.02%, 11/20/2033(a)	515,423	531,158
5.00%, 11/20/2037	274,631	269,449
5.89%, 01/20/2039(a)	628,079	641,217
4.52%, 07/20/2041(a)	680,369	669,534
3.74%, 09/20/2041	498,000	490,134
5.89% (1 mo. Term SOFR + 0.56%), 07/20/2044(e)	364,989	354,480
3.50%, 05/20/2046 to 06/20/2050	10,412,463	9,553,162
4.00%, 02/20/2048 to 03/20/2050	3,734,547	3,500,900
IO, 1.21% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(b)(e)	922,940	49,894
4.50%, 09/16/2047(b)	646,727	97,540
0.76% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(b)(e)	591,620	70,959
TBA, 2.00%, 04/01/2054(f)	4,984,000	4,084,016
2.50%, 04/01/2054(f)	23,848,000	20,314,941
3.00%, 04/01/2054(f)	11,850,000	10,451,795
4.50%, 04/01/2054(f)	16,000,000	15,375,761
5.00%, 04/01/2054(f)	24,140,000	23,727,520
5.50%, 04/01/2054(f)	17,630,000	17,616,197
6.00%, 04/01/2054(f)	27,300,000	27,542,871
6.50%, 04/01/2054(f)	4,000,000	4,067,316
Series 2020-137, Class A, 1.50%, 04/16/2062	7,729,622	5,851,390
		148,085,836
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value
Uniform Mortgage-Backed Securities–8.52%
TBA, 4.50%, 04/01/2039(f)	$1,300,000	$1,280,036
5.00%, 04/01/2039 to 04/01/2054(f)	5,980,000	5,865,042
2.00%, 04/01/2054(f)	40,879,000	32,347,566
2.50%, 04/01/2054(f)	6,055,000	5,005,636
6.00%, 05/01/2054(f)	5,800,000	5,855,282
		50,353,562
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $715,052,477)		647,037,773

Asset-Backed Securities–6.98%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 2A21, 0.77%, 10/25/2035(a)	148,572	127,434
Agate Bay Mortgage Trust, Series 2015-2, Class B1, 3.62%, 03/25/2045(a)(g)	1,196,723	1,091,556
Banc of America Funding Trust, Series 2006-A, Class 1A1, 5.49%, 02/20/2036(a)	157,673	146,272
Bank, Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	3,200,000	2,992,766
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, 2.16%, 03/25/2035(a)	569,936	509,440
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.52%, 01/15/2051(d)	12,188,449	188,372
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.87%, 11/13/2050(d)	6,544,217	139,443
Chase Mortgage Finance Corp.,
Series 2016-2, Class M4, 3.75%, 12/25/2045(a)(g)	1,369,406	1,215,122
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(a)(g)	1,019,502	912,323
Chase Mortgage Finance Trust,
Series 2005-A1, Class 3A1, 3.93%, 12/25/2035(a)	12,171	10,771
Series 2007-A2, Class 2A1, 5.81%, 06/25/2035(a)	176,213	172,147
Series 2007-A2, Class 2A4, 5.81%, 06/25/2035(a)	162,784	158,301
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 0.98%, 10/12/2050(d)	15,781,026	438,536
Citigroup Mortgage Loan Trust,
Series 2005-11, Class A2A, 7.78% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	444,205	429,938
Series 2006-AR2, Class 1A2, 2.56%, 03/25/2036(a)	8,939	8,341
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, 6.10%, 08/25/2034(a)	36,413	33,931
COMM Mortgage Trust, Series 2015-CR24, Class XA, IO, 0.69%, 08/10/2048(d)	33,069,044	212,839
Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 02/25/2046(g)	655,825	625,471
Principal Amount		Value

Countrywide Home Loans Mortgage Pass-Through Trust, Series 2004-29, Class 1A1, 5.98% (1 mo. Term SOFR + 0.65%), 02/25/2035(e)	$98,363	$90,490
Credit Suisse Mortgage Capital Trust, Series 2013-7, Class B1, 3.54%, 08/25/2043(a)(g)	1,118,431	1,061,006
Credit Suisse Mortgage Loan Trust, Series 2015-1, Class A9, 3.04%, 05/25/2045(a)(g)	294,721	261,747
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 5A1, 5.19%, 06/25/2034(a)	252,335	243,905
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 4.05%, 06/27/2037(a)(g)	1,368,643	1,173,522
Galton Funding Mortgage Trust, Series 2018-1, Class A33, 3.50%, 11/25/2057(a)(g)	278,123	247,615
GSAA Home Equity Trust, Series 2007-7, Class A4, 5.98% (1 mo. Term SOFR + 0.65%), 07/25/2037(e)	17,896	16,622
GSR Mortgage Loan Trust,
Series 2004-12, Class 3A6, 1.46%, 12/25/2034(a)	154,431	139,342
Series 2005-AR4, Class 6A1, 4.56%, 07/25/2035(a)	72,860	65,939
Invitation Homes Trust, Series 2018-SFR4, Class C, 6.84% (1 mo. Term SOFR + 1.51%), 01/17/2038(e)(g)	4,228,805	4,239,941
JP Morgan Mortgage Trust,
Series 2005-A1, Class 3A1, 5.15%, 02/25/2035(a)	310,506	290,875
Series 2014-1, Class 1A17, 0.79%, 01/25/2044(a)(g)	545,190	504,779
Series 2017-5, Class A1, 4.26%, 10/26/2048(a)(g)	269,898	269,661
Series 2019-INV2, Class A15, 3.50%, 02/25/2050(a)(g)	128,663	115,440
JP Morgan Trust, Series 2015-3, Class A3, 3.50%, 05/25/2045(a)(g)	521,326	471,179
Luminent Mortgage Trust, Series 2006-1, Class A1, 6.16% (1 mo. Term SOFR + 0.83%), 04/25/2036(e)	26,877	22,281
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 5.95%, 04/21/2034(a)	91,820	88,136
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class 3A, 2.39%, 11/25/2035(a)	174,305	160,805
Series 2005-A, Class A1, 5.90% (1 mo. Term SOFR + 0.57%), 03/25/2030(e)	204,140	188,731
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(d)	5,391,652	143,078
Progress Residential Trust, Series 2020-SFR1, Class C, 2.18%, 04/17/2037(g)	2,500,000	2,401,802
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value

Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	$26,039	$19,483
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class B, 4.34%, 03/15/2040(g)	4,008,731	3,057,580
SGR Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, 12/25/2061(a)(g)	6,648,587	5,445,870
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(a)(g)	345,777	322,153
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-13, Class A2, 5.74% (1 mo. Term SOFR + 0.41%), 09/25/2034(e)	214,870	186,533
Series 2004-20, Class 3A1, 4.41%, 01/25/2035(a)	33,513	32,894
Structured Asset Sec Mortgage Pass-Through Ctfs., Series 2002-21A, Class B1II, 6.56%, 11/25/2032(a)	3,379	3,373
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.07%, 11/15/2050(d)	9,996,654	250,656
Vendee Mortgage Trust,
Series 1999-3, Class IO, 0.00%, 10/15/2029(d)	2,960,187	3
Series 2001-3, Class IO, 0.00%, 10/15/2031(d)	1,689,497	3
Series 2002-2, Class IO, 0.00%, 01/15/2032(d)	4,530,492	9
Series 2002-3, Class IO, 0.25%, 08/15/2032(d)	4,964,474	19,430
Series 2003-1, Class IO, 0.04%, 11/15/2032(d)	8,418,372	11,979
Verus Securitization Trust,
Series 2019-INV3, Class A2, 3.95%, 11/25/2059(a)(g)	705,696	684,698
Series 2023-INV3, Class A3, 7.73%, 11/25/2068(a)(g)	6,594,171	6,721,344
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 5.85%, 10/25/2033(a)	107,927	101,395
Series 2007-HY2, Class 2A1, 4.61%, 11/25/2036(a)	40,562	35,180
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.86%, 12/15/2050(d)	8,952,880	233,282
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(g)	2,827,500	2,507,971
Total Asset-Backed Securities (Cost $46,540,578)		41,243,735
Commercial Paper–4.75%
Diversified Banks–4.75%
BPCE S.A. (France), 5.86% (SOFR + 0.54%), 11/14/2024(e)(g)	5,000,000	5,014,298
Principal Amount		Value
Diversified Banks–(continued)
Macquarie Bank Ltd. (Australia), 5.71% (SOFR + 0.39%), 01/22/2025(e)(g)	$7,000,000	$7,007,318
Societe Generale S.A. (France), 5.85% (SOFR + 0.54%), 11/13/2024(e)(g)	5,000,000	5,011,360
Toronto-Dominion Bank (The) (Canada),
5.97% (SOFR + 0.62%), 04/26/2024(e)(g)	9,000,000	9,000,000
5.72% (SOFR + 0.40%), 12/20/2024(e)(g)	2,000,000	2,002,143
Total Commercial Paper (Cost $28,000,000)		28,035,119
Certificates of Deposit–3.90%
Diversified Banks–3.90%
Banco Santander S.A. (Spain), 5.75% , 11/27/2024	6,000,000	6,016,083
Barclays Bank PLC (United Kingdom), 5.73% (SOFR + 0.40%), 01/31/2025(e)	4,000,000	4,005,642
Mitsubishi UFJ Trust & Banking Corp. (Japan), 5.68% (SOFR + 0.34%), 03/07/2025(e)	8,000,000	8,005,716
Mizuho Bank Ltd. (Japan), 5.68% (SOFR + 0.35%), 01/31/2025(e)	5,000,000	5,001,960
Total Certificates of Deposit (Cost $23,000,396)		23,029,401

Agency Credit Risk Transfer Notes–2.56%
Fannie Mae Connecticut Avenue Securities, Series 2023-R02, Class 1M2, 8.67% (30 Day Average SOFR + 3.35%), 01/25/2043(e)(g)	5,550,000	5,867,642
Freddie Mac,
Series 2022-DNA4, Class M1, STACR®, 8.67% (30 Day Average SOFR + 3.35%), 05/25/2042(e)(g)	4,615,000	4,828,973
Series 2022-HQA3, Class M1, STACR®, 7.62% (30 Day Average SOFR + 2.30%), 08/25/2042(e)(g)	4,349,932	4,445,055
Total Agency Credit Risk Transfer Notes (Cost $14,644,552)		15,141,670
U.S. Treasury Securities–0.23%
U.S. Treasury Bills–0.23%
4.74% - 4.79%, 04/18/2024 (Cost $1,378,016)(h)(i)	1,381,000	1,378,016
Shares
Money Market Funds–1.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(j)(k) (Cost $6,018,494)	6,018,494	6,018,494
TOTAL INVESTMENTS IN SECURITIES–128.96% (Cost $834,634,513)		761,884,208
OTHER ASSETS LESS LIABILITIES—(28.96)%		(171,084,135)
NET ASSETS–100.00%		$590,800,073
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IBOR	– Interbank Offered Rate
IO	– Interest Only
MTA	– Moving Treasury Average
PO	– Principal Only
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2024.
(b)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(c)	Zero coupon bond issued at a discount.
(d)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2024.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2024.
(f)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2024 was $76,507,569, which represented 12.95% of the Fund’s Net Assets.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,152,120	$42,932,692	$(44,066,318)	$-	$-	$6,018,494	$48,519

(k)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	56	June-2024	$11,451,125	$(16,958)	$(16,958)
U.S. Treasury 10 Year Notes	107	June-2024	11,855,266	9,983	9,983
U.S. Treasury 10 Year Ultra Notes	76	June-2024	8,710,312	31,004	31,004
Subtotal—Long Futures Contracts				24,029	24,029
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	279	June-2024	(29,857,359)	(99,888)	(99,888)
U.S. Treasury Long Bonds	16	June-2024	(1,927,000)	(28,913)	(28,913)
U.S. Treasury Ultra Bonds	32	June-2024	(4,128,000)	(42,824)	(42,824)
Subtotal—Short Futures Contracts				(171,625)	(171,625)
Total Futures Contracts				$(147,596)	$(147,596)

(a)	Futures contracts collateralized by $144,093 cash held with Goldman Sachs International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$647,037,773	$—	$647,037,773
Asset-Backed Securities	—	41,243,735	—	41,243,735
Commercial Paper	—	28,035,119	—	28,035,119
Certificates of Deposit	—	23,029,401	—	23,029,401
Agency Credit Risk Transfer Notes	—	15,141,670	—	15,141,670
U.S. Treasury Securities	—	1,378,016	—	1,378,016
Money Market Funds	6,018,494	—	—	6,018,494
Total Investments in Securities	6,018,494	755,865,714	—	761,884,208
Other Investments - Assets*
Futures Contracts	40,987	—	—	40,987
Other Investments - Liabilities*
Futures Contracts	(188,583)	—	—	(188,583)
Total Other Investments	(147,596)	—	—	(147,596)
Total Investments	$5,870,898	$755,865,714	$—	$761,736,612

*	Unrealized appreciation (depreciation).
Invesco Quality Income Fund